American High-Income Trust®
Investment portfolio
March 31, 2019
unaudited
Bonds, notes & other debt instruments 91.15% Corporate bonds & notes 90.90% Communication services 14.43%	Principal amount (000)	Value (000)
Altice Finco SA 8.125% 2024[1]	$ 17,545	$ 17,852
Altice France SA, Term Loan B-13, (3-month USD-LIBOR + 4.00%) 6.484% 2026[2,3]	9,052	8,679
Altice NV 6.625% 2023[1]	9,460	9,697
Altice NV 7.50% 2026[1]	9,000	8,933
Altice NV, First Lien, 7.75% 2022[1]	33,675	33,759
Altice SA 7.625% 2025[1]	21,425	18,854
Cablevision Systems Corp. 5.125% 2021[1]	6,850	6,876
Cablevision Systems Corp. 6.75% 2021	44,150	47,296
Cablevision Systems Corp. 5.50% 2027[1]	2,700	2,764
CBS Outdoor Americas Inc. 5.25% 2022	3,750	3,802
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	27,375	27,417
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[1]	17,600	18,057
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[1]	3,835	4,018
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	1,600	1,656
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	11,000	11,385
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	69,400	72,870
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	62,990	63,541
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	63,625	63,068
CenturyLink, Inc. 6.75% 2023	60,675	63,481
CenturyLink, Inc. 5.625% 2025	11,550	11,203
CenturyLink, Inc. 7.65% 2042	7,825	6,906
CenturyLink, Inc., Series T, 5.80% 2022	6,000	6,158
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[1]	32,725	34,770
CSC Holdings, LLC 7.75% 2025[1]	1,500	1,613
CSC Holdings, LLC 5.50% 2026[1]	12,475	12,853
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 7.00% 2022[2,3]	49,953	49,196
DISH DBS Corp. 7.875% 2019	6,000	6,090
DISH DBS Corp. 5.125% 2020	2,000	2,018
DISH DBS Corp. 6.75% 2021	11,000	11,368
Frontier Communications Corp. 9.25% 2021	12,775	10,924
Frontier Communications Corp. 10.50% 2022	131,757	101,123
Frontier Communications Corp. 11.00% 2025	185,454	123,127
Frontier Communications Corp. 8.50% 2026[1]	51,775	48,215
Frontier Communications Corp. 8.00% 2027[1]	27,765	28,737
Getty Images Inc. 9.75% 2027[1]	11,775	11,878
Getty Images Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.00% 2026[2,3]	17,182	17,120
Gogo Inc. 12.50% 2022[1]	126,460	136,893
Gray Television, Inc. 7.00% 2027[1]	19,525	20,794
iHeartCommunications, Inc. 9.00% 2019[4]	19,325	13,817
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 11.351% 2019[2,3,4]	16,225	11,621
Inmarsat PLC 4.875% 2022[1]	48,055	49,026
Inmarsat PLC 6.50% 2024[1]	6,975	7,341
Intelsat Jackson Holding Co. 5.50% 2023	66,875	59,686
Intelsat Jackson Holding Co. 6.625% 2024[2]	24,075	24,085
Intelsat Jackson Holding Co. 8.00% 2024[1]	10,250	10,711
Intelsat Jackson Holding Co. 8.50% 2024[1]	55,650	54,398
American High-Income Trust — Page 1 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Level 3 Communications, Inc. 5.25% 2026	$ 11,425	$ 11,425
Liberty Global PLC 5.50% 2028[1]	9,275	9,275
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.52% 2020 (100% PIK)[2,3,5]	65,024	48,172
Live Nation Entertainment, Inc. 4.875% 2024[1]	3,900	3,934
Live Nation Entertainment, Inc. 5.625% 2026[1]	3,600	3,726
Match Group, Inc. 6.375% 2024	12,845	13,551
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[1]	4,950	4,028
MDC Partners Inc. 6.50% 2024[1]	136,458	113,601
Meredith Corp. 6.875% 2026	126,769	134,058
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	10,600	11,262
Neptune Finco Corp. (Altice NV) 10.875% 2025[1]	2,098	2,427
Nexstar Broadcasting, Inc. 5.625% 2024[1]	7,000	7,123
Numericable Group SA 7.375% 2026[1]	21,300	20,927
Sirius XM Radio Inc. 3.875% 2022[1]	24,550	24,489
Sirius XM Radio Inc. 4.625% 2023[1]	7,475	7,596
Sprint Corp. 7.25% 2021	33,035	34,769
Sprint Corp. 11.50% 2021	78,780	91,582
Sprint Corp. 7.875% 2023	16,670	17,545
Sprint Corp. 6.875% 2028	75,850	73,100
Sprint Corp. 8.75% 2032	8,925	9,439
T-Mobile US, Inc. 4.00% 2022	7,025	7,122
T-Mobile US, Inc. 6.375% 2025	20,375	21,267
T-Mobile US, Inc. 6.50% 2026	9,775	10,459
Trilogy International Partners, LLC 8.875% 2022[1]	36,075	35,083
Univision Communications Inc. 5.125% 2023[1]	66,857	63,848
Univision Communications Inc. 5.125% 2025[1]	63,394	59,353
Vodafone Group PLC 7.00% 2079 (5 year USD Swap + 4.873% on 4/4/2029)[6]	9,975	10,157
Warner Music Group 5.00% 2023[1]	19,875	20,297
Warner Music Group 4.875% 2024[1]	3,175	3,231
Warner Music Group 5.50% 2026[1]	8,275	8,513
Wind Tre SpA 5.00% 2026[1]	51,450	47,077
Zayo Group Holdings, Inc. 6.00% 2023	7,000	7,123
Zayo Group Holdings, Inc. 6.375% 2025	10,035	10,123
Zayo Group Holdings, Inc. 5.75% 2027[1]	11,975	11,979
Ziggo Bond Finance BV 5.875% 2025[1]	6,880	6,811
Ziggo Bond Finance BV 5.50% 2027[1]	48,427	48,064
		2,368,212
Energy 13.66%
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 9.233% 2019[1,3]	6,750	2,700
American Energy (Permian Basin) 7.125% 2020[1]	54,047	21,078
American Energy (Permian Basin) 7.375% 2021[1]	49,175	19,178
Antero Resources Corp. 5.375% 2024	21,110	21,380
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.993% 2023[2,3,7]	7,958	7,978
Ascent Resources-Utica LLC 10.00% 2022[1]	10,510	11,564
Ascent Resources-Utica LLC 7.00% 2026[1]	27,765	26,828
Berry Petroleum Corp. 7.00% 2026[1]	14,175	14,104
Blackstone CQP Holdco LP 6.00% 2021[1,8]	18,400	18,400
Blackstone CQP Holdco LP 6.50% 2021[1,8]	159,710	159,710
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 2022[1]	30,225	30,829
Bruin E&P Partners, LLC 8.875% 2023[1]	9,660	9,249
Calfrac Well Services Ltd. 8.50% 2026[1]	7,900	6,162
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 7.246% 2022[2,3]	20,525	20,217
Carrizo Oil & Gas Inc. 6.25% 2023	15,325	15,134
American High-Income Trust — Page 2 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Cheniere Energy Partners, LP 5.25% 2025	$10,400	$10,673
Cheniere Energy, Inc. 7.00% 2024	15,255	17,258
Cheniere Energy, Inc. 5.875% 2025	12,725	13,870
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 6.037% 2019[3]	18,200	18,205
Chesapeake Energy Corp. 4.875% 2022	28,871	28,582
Chesapeake Energy Corp. 5.75% 2023	3,704	3,621
Chesapeake Energy Corp. 8.00% 2025	21,200	21,730
Chesapeake Energy Corp. 8.00% 2027	16,110	15,949
Comstock Resources, Inc. 9.75% 2026[1]	44,825	41,463
CONSOL Energy Inc. 5.875% 2022	61,809	61,964
Convey Park Energy LLC 7.50% 2025[1]	23,535	21,939
DCP Midstream Operating LP 4.95% 2022	23,053	23,658
Denbury Resources Inc. 9.00% 2021[1]	33,005	32,262
Denbury Resources Inc. 7.50% 2024[1]	19,605	16,836
Diamond Offshore Drilling, Inc. 3.45% 2023	500	431
Diamond Offshore Drilling, Inc. 7.875% 2025	29,050	28,178
Diamond Offshore Drilling, Inc. 4.875% 2043	24,590	15,676
Enbridge Energy Partners, LP 7.375% 2045	12,445	17,328
Encino Acquisitions Partners LLC , Term Loan, (3-month USD-LIBOR + 6.75%) 9.249% 2025[2,3,9]	8,775	8,512
Energy Transfer Operating, LP 7.50% 2020	5,300	5,645
Energy Transfer Operating, LP 5.875% 2024	18,500	20,266
Energy Transfer Operating, LP 5.50% 2027	5,850	6,358
Energy Transfer Partners, LP 4.75% 2026	3,400	3,556
Ensco PLC 7.75% 2026	25,425	21,579
Ensco PLC 5.75% 2044	33,070	21,413
EP Energy Corp. 8.00% 2024[1]	6,600	3,680
EP Energy Corp. 7.75% 2026[1]	12,785	10,484
Extraction Oil & Gas, Inc. 7.375% 2024[1]	19,850	16,674
Extraction Oil & Gas, Inc. 5.625% 2026[1]	31,580	24,396
Genesis Energy, LP 6.75% 2022	27,524	28,281
Genesis Energy, LP 6.50% 2025	22,140	21,642
Hi-Crush Partners LP 9.50% 2026[1]	6,750	5,231
Indigo Natural Resources LLC 6.875% 2026[1]	12,080	10,751
Jonah Energy LLC 7.25% 2025[1]	54,300	29,050
Jones Energy, Inc. 9.25% 2023[1]	15,600	8,619
Kcad Holdings I Ltd. 7.25% 2021[1]	14,630	12,655
Kcad Holdings I Ltd. 9.625% 2023[1]	10,580	8,900
Laredo Petroleum, Inc. 5.625% 2022	5,940	5,457
Magnolia Oil & Gas Operating LLC 6.00% 2026[1]	4,479	4,546
Matador Resources Co. 5.875% 2026	13,175	13,208
McDermott International, Inc. 10.625% 2024[1]	38,905	32,486
McDermott International, Term Loan B, (3-month USD-LIBOR + 5.00%) 7.499% 2025[2,3]	32,554	31,268
Murphy Oil Corp. 6.875% 2024	7,150	7,574
Murphy Oil Corp. 5.75% 2025	25,075	25,916
Nabors Industries Inc. 5.50% 2023	11,000	10,555
Nabors Industries Inc. 5.75% 2025	11,050	9,959
Neptune Energy Group Holdings Ltd. 6.625% 2025[1]	9,540	9,397
NGL Energy Partners LP 7.50% 2023	5,605	5,827
NGL Energy Partners LP 6.125% 2025	42,765	41,482
NGPL PipeCo LLC 4.375% 2022[1]	1,420	1,445
NGPL PipeCo LLC 4.875% 2027[1]	4,575	4,638
NGPL PipeCo LLC 7.768% 2037[1]	1,990	2,398
Nine Energy Service, Inc. 8.75% 2023[1]	8,620	8,943
Noble Corp. PLC 7.95% 2025[6]	14,895	12,959
American High-Income Trust — Page 3 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Noble Corp. PLC 8.95% 2045[6]	$ 16,865	$ 13,239
Oasis Petroleum Inc. 6.875% 2022	24,755	25,064
Oasis Petroleum Inc. 6.875% 2023	4,721	4,733
Oasis Petroleum Inc. 6.25% 2026[1]	11,740	11,212
ONEOK, Inc. 7.50% 2023	9,475	10,976
Pacific Drilling SA 8.375% 2023[1]	16,050	16,334
PDC Energy Inc. 6.125% 2024	4,950	4,962
PDC Energy Inc. 5.75% 2026	33,363	32,696
Peabody Energy Corp. 6.00% 2022[1]	23,575	23,840
Peabody Energy Corp. 6.375% 2025[1]	825	806
QEP Resources, Inc. 5.625% 2026	32,753	29,805
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[1,4,5]	91,001	34,126
Range Resources Corp. 5.00% 2023	4,425	4,353
Range Resources Corp. 4.875% 2025	9,250	8,626
Sabine Pass Liquefaction, LLC 5.625% 2021[6]	3,105	3,227
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	1,981
Sanchez Energy Corp. 7.25% 2023[1]	25,450	20,614
Seven Generations Energy Ltd. 5.375% 2025[1]	8,525	8,365
SM Energy Co. 6.125% 2022	9,052	9,097
SM Energy Co. 5.625% 2025	16,620	15,451
SM Energy Co. 6.75% 2026	4,120	3,971
SM Energy Co. 6.625% 2027	7,050	6,733
Southwestern Energy Co. 6.20% 2025[6]	5,075	5,012
Southwestern Energy Co. 7.50% 2026	29,375	30,109
Southwestern Energy Co. 7.75% 2027	3,985	4,090
Sunoco LP 4.875% 2023	32,705	33,307
Sunoco LP 5.50% 2026	6,710	6,660
Sunoco LP 6.00% 2027[1]	7,125	7,161
Tallgrass Energy Partners, LP 5.50% 2024[1]	7,925	8,163
Tapstone Energy Inc. 9.75% 2022[1]	18,945	13,830
Targa Resources Partners LP 6.75% 2024	1,000	1,051
Targa Resources Partners LP 5.125% 2025	1,080	1,107
Targa Resources Partners LP 6.50% 2027[1]	14,955	16,170
Targa Resources Partners LP 6.875% 2029[1]	12,910	14,088
Teekay Corp. 8.50% 2020	104,385	105,429
Teekay Offshore Partners LP 8.50% 2023[1]	27,825	27,408
Transocean Guardian Ltd. 5.875% 2024[1]	15,659	15,972
Transocean Inc. 8.375% 2021[6]	23,725	25,089
Transocean Inc. 9.00% 2023[1]	27,428	29,348
Transocean Inc. 7.75% 2024[1]	8,600	9,095
Transocean Inc. 6.125% 2025[1]	32,929	33,505
Transocean Inc. 7.25% 2025[1]	9,175	9,095
Transocean Inc. 7.50% 2026[1]	3,000	2,978
Transocean Poseidon Ltd. 6.875% 2027[1]	11,625	12,119
Ultra Petroleum Corp. 11.00% 2024[5]	53,610	31,898
USA Compression Partners, LP 6.875% 2026	7,600	7,809
USA Compression Partners, LP 6.875% 2027[1]	19,400	19,812
Vine Oil & Gas LP 8.75% 2023[1]	40,765	32,612
Vine Oil & Gas LP 9.75% 2023[1]	16,025	13,301
W&T Offshore, Inc. 9.75% 2023[1]	23,809	23,839
Weatherford International PLC 4.50% 2022	21,710	15,306
Weatherford International PLC 8.25% 2023	23,175	16,512
Weatherford International PLC 9.875% 2024	20,375	14,772
Weatherford International PLC 9.875% 2025	21,350	15,212
American High-Income Trust — Page 4 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International PLC 6.50% 2036	$ 31,390	$ 17,892
Weatherford International PLC 6.75% 2040	45,695	25,932
Whiting Petroleum Corp. 6.25% 2023	6,647	6,713
Whiting Petroleum Corp. 6.625% 2026	15,580	15,346
WPX Energy Inc. 6.00% 2022	5,552	5,788
WPX Energy Inc. 5.75% 2026	6,940	7,070
		2,240,695
Health care 13.36%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 2026[2,3]	7,250	7,236
Bausch Health Companies Inc. 5.75% 2027[1]	8,110	8,333
Centene Corp. 5.625% 2021	15,570	15,823
Centene Corp. 4.75% 2022	58,125	59,288
Centene Corp. 6.125% 2024	25,825	27,092
Centene Corp. 4.75% 2025	36,490	37,311
Centene Corp. 5.375% 2026[1]	32,430	33,889
Charles River Laboratories International, Inc. 5.50% 2026[1]	7,465	7,764
Community Health Systems Inc. 6.25% 2023	9,975	9,401
Concordia International Corp. 8.00% 2024[7]	5,062	4,784
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.993% 2024[2,3,7]	5,836	5,531
DaVita HealthCare Partners Inc. 5.125% 2024	16,840	16,672
DaVita HealthCare Partners Inc. 5.00% 2025	14,900	14,334
Eagle Holding Co. II LLC 7.625% 2022[1,5]	10,700	10,820
Endo International PLC 5.75% 2022[1]	47,464	45,269
Endo International PLC 6.00% 2023[1]	42,135	32,655
Endo International PLC 5.875% 2024[1]	21,075	20,785
Endo International PLC 6.00% 2025[1,6]	21,060	15,374
Envision Healthcare Corp. 8.75% 2026[1]	29,470	26,339
Envision Healthcare Corp., Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 2025[2,3]	5,461	5,119
HCA Inc. 6.50% 2020	8,375	8,621
HCA Inc. 7.50% 2022	3,860	4,266
HCA Inc. 5.875% 2023	16,750	17,902
HCA Inc. 5.375% 2025	6,550	6,959
HCA Inc. 5.375% 2026	9,900	10,445
HCA Inc. 5.875% 2026	4,500	4,871
HCA Inc. 5.625% 2028	26,000	27,560
HCA Inc. 5.50% 2047	13,475	14,400
HealthSouth Corp. 5.75% 2024	8,675	8,816
HealthSouth Corp. 5.75% 2025	18,115	18,500
IMS Health Holdings, Inc. 5.00% 2026[1]	32,405	33,276
inVentiv Health, Inc. 7.50% 2024[1]	27,447	29,025
Jaguar Holding Co. 6.375% 2023[1]	27,655	28,243
Kinetic Concepts, Inc. 7.875% 2021[1]	29,411	30,145
Kinetic Concepts, Inc. 12.50% 2021[1]	94,530	102,565
Mallinckrodt PLC 4.875% 2020[1]	45,090	45,090
Mallinckrodt PLC 5.75% 2022[1]	5,345	5,051
Mallinckrodt PLC 5.625% 2023[1]	3,096	2,585
Molina Healthcare, Inc. 5.375% 2022	109,511	114,095
Molina Healthcare, Inc. 4.875% 2025[1]	51,880	51,491
Multiplan, Inc. 8.50% 2022[1,5]	6,350	6,288
Multiplan, Inc. 7.125% 2024[1]	7,275	7,275
NVA Holdings Inc. 6.875% 2026[1]	20,375	20,248
Owens & Minor, Inc. 3.875% 2021	30,435	24,348
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.989% 2025[2,3]	12,786	9,765
American High-Income Trust — Page 5 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Par Pharmaceutical Companies Inc. 7.50% 2027[1]	$ 62,725	$ 63,744
PAREXEL International Corp. 6.375% 2025[1]	37,214	36,377
Prestige Brands International Inc. 6.375% 2024[1]	13,711	14,020
Quintiles Transnational Corp. 4.875% 2023[1]	27,126	27,739
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.41% 2023 (100% PIK)[2,3,5,9,10]	79,992	77,140
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.752% 2023[2,3,9,10]	16,951	16,951
Sotera Health Topco, Inc. 8.125% 2021[1,5]	1,585	1,569
Sterigenics-Nordion Holdings, LLC 6.50% 2023[1]	1,645	1,661
Surgery Center Holdings 10.00% 2027[1]	8,630	8,781
Team Health Holdings, Inc. 6.375% 2025[1]	32,913	26,865
Teleflex Inc. 4.625% 2027	7,440	7,407
Tenet Healthcare Corp. 4.75% 2020	14,010	14,238
Tenet Healthcare Corp. 6.00% 2020	98,845	102,675
Tenet Healthcare Corp. 4.375% 2021	34,620	35,395
Tenet Healthcare Corp. 4.50% 2021	27,055	27,596
Tenet Healthcare Corp. 8.125% 2022	40,385	43,600
Tenet Healthcare Corp. 6.75% 2023	9,545	9,867
Tenet Healthcare Corp. 4.625% 2024	52,461	52,789
Tenet Healthcare Corp. 5.125% 2025	3,000	3,023
Tenet Healthcare Corp. 6.25% 2027[1]	12,250	12,725
Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,000	3,816
Teva Pharmaceutical Finance Co. BV 2.80% 2023	29,757	26,577
Teva Pharmaceutical Finance Co. BV 6.00% 2024	68,388	68,689
Teva Pharmaceutical Finance Co. BV 3.15% 2026	22,985	18,815
Teva Pharmaceutical Finance Co. BV 6.75% 2028	19,035	19,222
Valeant Pharmaceuticals International, Inc. 5.625% 2021[1]	21,103	21,109
Valeant Pharmaceuticals International, Inc. 6.50% 2022[1]	8,125	8,420
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	78,720	79,802
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	151,758	150,620
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	55,500	60,498
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	66,700	73,157
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	13,360	14,195
Valeant Pharmaceuticals International, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.481% 2025[2,3]	8,328	8,278
Verscend Holding Corp 9.75% 2026[1]	6,479	6,487
Verscend Holding Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.999% 2025[2,3]	7,686	7,638
WellCare Health Plans, Inc. 5.375% 2026[1]	4,085	4,284
		2,191,418
Materials 11.83%
AK Steel Holding Corp. 7.625% 2021	27,050	27,253
AK Steel Holding Corp. 7.50% 2023	8,060	8,304
AK Steel Holding Corp. 6.375% 2025	11,825	9,874
AK Steel Holding Corp. 7.00% 2027	3,700	3,118
ArcelorMittal 6.125% 2025	7,000	7,770
Ardagh Group SA 7.125% 2023[5]	3,300	3,304
Ardagh Packaging Finance 6.00% 2025[1]	48,620	48,742
Axalta Coating Systems LLC 4.875% 2024[1]	12,250	12,327
Ball Corp. 4.375% 2020	8,175	8,318
Ball Corp. 5.00% 2022	8,925	9,282
Berry Plastics Corp. 5.50% 2022	6,800	6,928
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023	4,820	5,374
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025	4,260	4,895
BWAY Parent Co. Inc. 5.50% 2024[1]	28,725	28,626
American High-Income Trust — Page 6 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
BWAY Parent Co. Inc. 7.25% 2025[1]	$ 28,980	$ 28,056
Carlyle Group LP 8.75% 2023[1,5]	14,995	14,658
CF Industries, Inc. 4.50% 2026[1]	345	350
CF Industries, Inc. 4.95% 2043	20,560	17,707
CF Industries, Inc. 5.375% 2044	16,593	15,017
Chemours Co. 6.625% 2023	26,078	27,058
Chemours Co. 7.00% 2025	7,005	7,390
Cleveland-Cliffs Inc. 4.875% 2021	11,500	11,673
Cleveland-Cliffs Inc. 4.875% 2024[1]	50,875	50,621
Cleveland-Cliffs Inc. 5.75% 2025	137,410	131,914
Consolidated Energy Finance SA 6.875% 2025[1]	19,475	19,718
Consolidated Energy Finance SA 6.50% 2026[1]	20,430	20,430
Constellium NV 5.875% 2026[1]	11,675	11,493
Crown Holdings, Inc. 4.50% 2023	3,000	3,038
Crown Holdings, Inc. 7.375% 2026	2,000	2,230
CVR Partners, LP 9.25% 2023[1]	29,600	31,117
First Quantum Minerals Ltd. 7.00% 2021[1]	20,930	21,322
First Quantum Minerals Ltd. 7.25% 2022[1]	34,150	34,491
First Quantum Minerals Ltd. 7.25% 2023[1]	57,125	55,982
First Quantum Minerals Ltd. 6.50% 2024[1]	44,998	42,467
First Quantum Minerals Ltd. 7.50% 2025[1]	109,700	105,860
First Quantum Minerals Ltd. 6.875% 2026[1]	56,000	52,150
Freeport-McMoRan Inc. 3.55% 2022	56,165	55,674
Freeport-McMoRan Inc. 6.875% 2023	7,950	8,457
FXI Holdings, Inc. 7.875% 2024[1]	70,055	65,326
Greif, Inc. 6.50% 2027[1]	6,955	7,129
H.I.G. Capital, LLC 6.75% 2024[1]	50,043	47,291
Hexion Inc. 6.625% 2020	35,850	30,024
Hexion Inc. 10.00% 2020	20,110	16,892
Hexion Inc. 10.375% 2022[1]	31,165	26,257
INEOS Group Holdings SA 5.625% 2024[1]	22,325	22,381
LSB Industries, Inc. 9.625% 2023[1]	69,610	72,408
Neon Holdings, Inc. 10.125% 2026[1]	47,990	49,070
Nova Chemicals Corp. 4.875% 2024[1]	23,075	22,758
Nova Chemicals Corp. 5.25% 2027[1]	59,395	58,504
Novelis Corp. 6.25% 2024[1]	15,940	16,339
Novelis Corp. 5.875% 2026[1]	26,675	26,608
Olin Corp. 5.125% 2027	8,000	8,130
Olin Corp. 5.00% 2030	11,230	11,048
Owens-Illinois, Inc. 5.00% 2022[1]	3,920	4,033
Owens-Illinois, Inc. 5.875% 2023[1]	22,970	24,145
Owens-Illinois, Inc. 6.375% 2025[1]	8,101	8,526
Plastipak Holdings, Inc. 6.25% 2025[1]	4,910	4,615
Platform Specialty Products Corp. 5.875% 2025[1]	25,020	25,204
Rayonier Advanced Materials Inc. 5.50% 2024[1]	25,785	24,302
Reynolds Group Inc. 5.75% 2020	29,214	29,287
Reynolds Group Inc. 7.00% 2024[1]	11,700	12,074
Ryerson Inc. 11.00% 2022[1]	93,330	98,696
S.P.C.M. SA 4.875% 2025[1]	14,375	14,110
Scotts Miracle-Gro Co. 5.25% 2026	5,685	5,614
Sealed Air Corp. 4.875% 2022[1]	8,250	8,545
Sealed Air Corp. 5.25% 2023[1]	4,410	4,597
Standard Industries Inc. 6.00% 2025[1]	5,375	5,655
Starfruit US Holdco LLC 8.00% 2026[1]	23,250	23,541
American High-Income Trust — Page 7 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Starfruit US Holdco LLC, Term Loan B, (3-month USD-LIBOR + 3.25%) 5.74% 2025[2,3]	$ 4,245	$ 4,192
Summit Materials, Inc. 6.125% 2023	22,562	23,145
Summit Materials, Inc. 6.50% 2027[1]	10,025	10,125
Teck Resources Ltd. 8.50% 2024[1]	3,825	4,101
TPC Group Inc., 8.75% 2020[1]	6,988	6,918
Tronox Ltd. 5.75% 2025[1]	18,330	17,070
Tronox Ltd. 6.50% 2026[1]	47,863	45,860
United States Steel Corp. 6.875% 2025	5,925	5,821
Venator Materials Corp. 5.75% 2025[1]	68,348	60,317
Warrior Met Coal, Inc. 8.00% 2024[1]	15,601	16,303
Zekelman Industries Inc. 9.875% 2023[1]	20,035	21,350
		1,941,299
Industrials 10.80%
ACCO Brands Corp. 5.25% 2024[1]	9,035	8,877
ADT Corp. 3.50% 2022	33,025	31,952
Advanced Disposal Services, Inc. 5.625% 2024[1]	15,000	15,375
Allison Transmission Holdings, Inc. 5.00% 2024[1]	42,936	42,990
Allison Transmission Holdings, Inc. 4.75% 2027[1]	4,000	3,840
American Airlines, Inc., 5.50% 2019[1]	21,150	21,518
ARAMARK Corp. 5.125% 2024	24,475	25,240
ARAMARK Corp. 5.00% 2028[1]	7,470	7,458
Ashtead Group PLC 4.125% 2025[1]	6,770	6,685
Associated Materials, LLC 9.00% 2024[1]	82,390	81,360
Avis Budget Group, Inc. 5.50% 2023	40,555	41,011
Avolon Holdings Funding Ltd. 5.25% 2024[1]	25,450	26,277
Beacon Roofing Supply, Inc. 4.875% 2025[1]	42,871	40,888
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	43,725	44,923
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	10,725	10,698
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	15,000	15,300
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	4,500	4,680
Brand Energy 8.50% 2025[1]	19,335	17,450
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 2025[2,3]	9,451	9,453
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.249% 2026[2,3]	34,534	34,718
Builders FirstSource, Inc. 5.625% 2024[1]	98,633	97,523
CD&R Waterworks Merger Sub, LLC 6.125% 2025[1]	6,415	6,305
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	586	624
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	865	894
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[9]	460	475
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[9]	94	96
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	1	1
Covanta Holding Corp. 5.875% 2024	15,500	15,926
Covanta Holding Corp. 5.875% 2025	7,750	7,915
DAE Aviation Holdings, Inc. 10.00% 2023[1]	150,175	161,438
Deck Chassis Acquisition Inc. 10.00% 2023[1]	92,560	98,229
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	2,076	2,212
Dun & Bradstreet Corp. 6.875% 2026[1]	38,095	39,024
Dun & Bradstreet Corp. 10.25% 2027[1]	57,147	58,861
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.49% 2026[2,3]	24,730	24,555
Euramax International, Inc. 12.00% 2020[1]	52,646	53,633
Hardwoods Acquisition Inc. 7.50% 2021[1]	33,814	21,134
HD Supply, Inc. 5.375% 2026[1]	8,875	9,097
HDTFS Inc. 5.875% 2020	25,000	25,025
Hertz Global Holdings Inc. 7.625% 2022[1]	55,192	56,627
American High-Income Trust — Page 8 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
JELD-WEN Holding, Inc. 4.875% 2027[1]	$ 15,875	$ 15,002
KAR Auction Services, Inc. 5.125% 2025[1]	17,160	17,053
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	20,928	22,105
LSC Communications, Inc. 8.75% 2023[1]	94,823	100,749
Multi-Color Corp. 4.875% 2025[1]	44,280	45,830
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	1,850	1,471
Navistar International Corp. 6.625% 2025[1]	8,155	8,328
Navistar International Corp., Term Loan, (3-month USD-LIBOR + 4.75%) 6.00% 2024[2,3]	5,318	5,312
Pisces Parent LLC 8.00% 2026[1]	105,946	95,539
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 6.547% 2025[2,3,9]	36,236	34,787
PrimeSource Building Products Inc. 9.00% 2023[1]	39,787	39,737
R.R. Donnelley & Sons Co. 7.875% 2021	22,119	22,810
R.R. Donnelley & Sons Co. 6.50% 2023	14,075	14,462
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.499% 2024[2,3]	5,985	5,987
Rexnord Corp. 4.875% 2025[1]	22,105	21,939
Sensata Technologies Holding BV 4.875% 2023[1]	4,225	4,368
Sensata Technologies Holding NV 6.25% 2026[1]	7,000	7,455
Standard Aero Holdings, Inc., Term Loan B, 6.25% 2022[2,3,9]	5,761	5,765
TransDigm Inc. 6.25% 2026[1]	20,475	21,294
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021	2,121	2,150
United Continental Holdings, Inc. 6.00% 2020	14,150	14,698
United Rentals, Inc. 5.75% 2024	5,000	5,156
United Rentals, Inc. 4.625% 2025	13,600	13,464
United Rentals, Inc. 5.50% 2027	5,000	5,063
United Rentals, Inc. 4.875% 2028	3,520	3,433
Virgin Australia Holdings Ltd. 8.50% 2019[1]	39,930	40,878
Virgin Australia Holdings Ltd. 7.875% 2021[1]	27,125	27,735
		1,772,857
Consumer discretionary 9.70%
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	16,550	16,116
Boyd Gaming Corp. 6.875% 2023	1,260	1,314
Churchill Downs Inc. 4.75% 2028[1]	13,725	13,125
Cirsa Gaming Corp. SA 7.875% 2023[1]	95,885	99,434
CRC Escrow Issuer LLC 5.25% 2025[1]	16,345	15,814
Fertitta Entertainment, Inc. 6.75% 2024[1]	12,050	12,140
Fertitta Entertainment, Inc. 8.75% 2025[1]	28,105	29,581
Goodyear Tire & Rubber Co. 5.125% 2023	5,595	5,609
Goodyear Tire & Rubber Co. 4.875% 2027	7,000	6,423
Hanesbrands Inc. 4.625% 2024[1]	21,110	21,273
Hanesbrands Inc. 4.875% 2026[1]	24,375	24,170
Hilton Worldwide Holdings Inc. 4.25% 2024	4,275	4,278
International Game Technology 6.50% 2025[1]	9,100	9,509
International Game Technology 6.25% 2027[1]	10,825	11,116
Lennar Corp. 8.375% 2021	18,725	20,317
Levi Strauss & Co. 5.00% 2025	10,750	11,126
Limited Brands, Inc. 6.625% 2021	6,750	7,121
Limited Brands, Inc. 5.25% 2028	8,295	7,403
Limited Brands, Inc. 6.875% 2035	2,810	2,441
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.499% 2022[2,3]	15,675	14,447
Meritage Homes Corp. 5.125% 2027	13,375	13,003
Merlin Entertainment 5.75% 2026[1]	10,390	10,741
MGM Growth Properties LLC 5.625% 2024	3,600	3,776
MGM Resorts International 7.75% 2022	16,675	18,468
American High-Income Trust — Page 9 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
MGM Resorts International 6.00% 2023	$ 9,190	$ 9,718
MGM Resorts International 5.50% 2027	12,050	12,261
Michaels Stores, Inc. 5.875% 2020[1]	14,360	14,396
Mohegan Tribal Gaming Authority, Term Loan B, (3-month USD-LIBOR + 4.50%) 6.499% 2023[2,3]	9,572	9,027
Neiman Marcus Group Ltd. Inc. 8.00% 2021[1]	59,880	32,036
Neiman Marcus Group Ltd. Inc. 9.50% 2021 (100% PIK)[1,5]	69,901	37,048
Neiman Marcus Group Ltd. Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.733% 2020[2,3]	49,771	46,360
NMG Finco PLC 5.75% 2022[1]	33,296	31,714
Panther BF Aggregator 2, LP 6.25% 2026[1]	15,970	16,329
Panther BF Aggregator 2, LP 8.50% 2027[1]	25,625	25,753
Penn National Gaming, Inc. 5.625% 2027[1]	3,750	3,656
Petsmart, Inc. 7.125% 2023[1]	143,774	107,830
Petsmart, Inc. 5.875% 2025[1]	153,500	129,324
Petsmart, Inc. 8.875% 2025[1]	82,085	61,769
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.49% 2022[2,3]	48,687	43,788
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	19,845	20,006
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	77,835	77,640
Sally Holdings LLC and Sally Capital Inc., Term Loan B2, 4.50% 2024[2,9]	3,390	3,288
Scientific Games Corp. 6.25% 2020	14,220	14,291
Scientific Games Corp. 6.625% 2021	2,295	2,329
Scientific Games Corp. 10.00% 2022	52,947	55,925
Scientific Games Corp. 5.00% 2025[1]	28,685	28,183
Scientific Games Corp. 8.25% 2026[1]	82,095	83,942
Service Corp. International 5.375% 2024	2,345	2,412
ServiceMaster Global Holdings, Inc. 5.125% 2024[1]	12,000	12,075
Six Flags Entertainment Corp. 4.875% 2024[1]	42,475	41,918
Sotheby’s 4.875% 2025[1]	63,445	61,938
Staples Inc. 8.50% 2025[1]	8,855	9,696
Stars Group Holdings BV, 7.00% 2026[1]	14,125	14,761
Uber Technologies, Inc. 7.50% 2023[1]	45,025	47,051
Uber Technologies, Inc. 8.00% 2026[1]	63,775	68,080
William Carter Co. 5.625% 2027[1]	11,470	11,900
Wyndham Worldwide Corp. 5.375% 2026[1]	11,000	11,220
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	27,211	26,837
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	11,970	11,850
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	26,075	24,706
ZF Friedrichshafen AG 4.75% 2025[1]	2,341	2,277
		1,592,079
Information technology 7.08%
Alcatel-Lucent USA Inc. 6.45% 2029	16,200	15,916
Almonde Inc., Term Loan-B, (3-month USD-LIBOR + 3.50%) 6.101% 2024[2,3]	3,989	3,852
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.851% 2025[2,3]	84,233	81,306
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.499% 2025[2,3]	20,365	20,613
Banff Merger Sub Inc. 9.75% 2026[1]	14,253	13,861
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.78% 2021[2,3]	42,766	42,107
Camelot Finance SA 7.875% 2024[1]	110,733	117,377
CDW Corp. 5.00% 2025	10,500	10,802
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.86% 2025[2,3]	8,788	8,041
CommScope Finance LLC 6.00% 2026[1]	8,450	8,762
CommScope Finance LLC 8.25% 2027[1]	25,475	26,494
CommScope Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.988% 2026[2,3]	6,790	6,805
CommScope Technologies LLC 5.50% 2024[1]	3,000	2,949
American High-Income Trust — Page 10 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
CommScope Technologies LLC 6.00% 2025[1]	$ 4,750	$ 4,636
CommScope Technologies LLC 5.00% 2027[1]	13,650	12,137
Dell Inc. 2.65% 2020	6,100	6,056
Dell Inc. 7.125% 2024[1]	18,025	19,114
Diebold Nixdorf AG, Term Loan A, (3-month USD-LIBOR + 3.50%) 6.00% 2020[2,3]	599	576
Diebold Nixdorf AG, Term Loan A-DD, (3-month USD-LIBOR + 2.00%) 6.495% 2020[2,3]	316	304
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 11.75% 2022[2,3]	29,237	31,119
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 5.25% 2023[2,3]	7,578	7,123
Diebold, Inc. 8.50% 2024	15,119	13,532
Ellucian, Inc. 9.00% 2023[1]	7,050	7,350
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	23,080	23,455
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	26,925	26,487
Financial & Risk US Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.249% 2025[2,3]	7,207	7,005
First Data Corp. 5.375% 2023[1]	4,650	4,763
First Data Corp. 5.00% 2024[1]	5,500	5,635
First Data Corp. 5.75% 2024[1]	8,150	8,411
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	56,150	61,344
Infor (US), Inc. 6.50% 2022	69,115	70,325
Infor Software 7.125% 2021[1,5]	67,151	67,578
Informatica Corp. 7.125% 2023[1]	14,250	14,588
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 6.236% 2024[2,3]	5,110	5,047
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.986% 2025[2,3]	41,290	40,774
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.736% 2023[2,3]	11,068	10,965
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.986% 2024[2,3]	92,085	93,680
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 2024[2,3]	19,596	19,584
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.999% 2025[2,3]	8,204	8,307
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 9.749% 2025[2,3]	10,167	9,912
Qorvo, Inc. 5.50% 2026[1]	18,125	18,761
Solera Holdings, Inc. 10.50% 2024[1]	11,633	12,667
SS&C Technologies Holdings Inc. 5.50% 2027[1]	11,325	11,459
Tempo Acquisition LLC 6.75% 2025[1]	12,125	12,277
Unisys Corp. 10.75% 2022[1]	77,660	85,911
VeriSign, Inc. 4.625% 2023	4,600	4,675
VeriSign, Inc. 5.25% 2025	3,000	3,154
Veritas Holdings Ltd. 7.50% 2023[1]	27,125	26,040
Veritas Holdings Ltd. 10.50% 2024[1]	10,652	9,587
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.749% 2026[2,3]	28,550	28,291
ViaSat, Inc. 5.625% 2027[1]	10,740	10,956
		1,162,470
Financials 3.25%
Alliant Holdings Intermediate LLC 8.25% 2023[1]	29,671	30,561
Ally Financial Inc. 3.75% 2019	7,000	7,035
Ally Financial Inc. 8.00% 2020	8,825	9,244
Ally Financial Inc. 8.00% 2031	15,000	18,525
Ally Financial Inc. 8.00% 2031	9,800	12,213
Antero Resources Corp. 5.75% 2027[1]	14,050	14,296
CIT Group Inc. 4.125% 2021	22,435	22,772
Compass Diversified Holdings 8.00% 2026[1]	62,501	65,118
Credit Acceptance Corp. 6.625% 2026[1]	6,695	6,812
Credit Suisse Group AG 3.869% 2049 (USD Semi Annual 30/360 (vs. 3M LIBOR) + 4.60% on 7/17/2023)[1,6]	2,295	2,362
FS Energy and Power Fund 7.50% 2023[1]	60,980	62,695
General Motors Acceptance Corp. 7.50% 2020	13,225	14,052
American High-Income Trust — Page 11 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
HUB International Ltd. 7.00% 2026[1]	$64,366	$ 63,883
Hub International Ltd., Term Loan B, (3-month USD-LIBOR + 2.75%) 5.515% 2025[2,3]	4,794	4,645
Icahn Enterprises Finance Corp. 6.25% 2022	36,825	37,869
iStar Financial Inc. 6.50% 2021	8,000	8,180
Navient Corp. 4.875% 2019	13,859	13,885
Navient Corp. 6.50% 2022	23,040	24,070
Navient Corp. 5.50% 2023	45,240	45,466
Navient Corp. 6.125% 2024	10,275	10,314
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 8.50%) 11.129% 2024[2,3,9]	11,360	10,906
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 4.00%) 6.629% 2025[2,3]	4,379	4,317
Springleaf Finance Corp. 8.25% 2020	3,500	3,767
Springleaf Finance Corp. 6.125% 2024	23,375	23,959
Starwood Property Trust, Inc. 5.00% 2021	15,435	15,898
		532,844
Utilities 2.55%
AES Corp. 4.00% 2021	15,800	16,051
AES Corp. 4.50% 2023	4,900	4,961
AES Corp. 4.875% 2023	16,540	16,809
AES Corp. 5.50% 2025	33,011	34,331
AES Corp. 6.00% 2026	20,550	21,885
AES Corp. 5.125% 2027	8,845	9,223
AmeriGas Partners, LP 5.50% 2025	4,900	4,906
AmeriGas Partners, LP 5.75% 2027	5,725	5,682
Calpine Corp. 6.00% 2022[1]	1,775	1,802
Calpine Corp. 5.375% 2023	28,890	28,998
Calpine Corp. 5.875% 2024[1]	23,530	24,177
Calpine Corp. 5.75% 2025	7,000	6,983
Calpine Corp. 5.25% 2026[1]	26,025	25,992
Dynegy Finance Inc. 7.375% 2022	12,187	12,675
Dynegy Finance Inc. 7.625% 2024	14,955	15,853
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	17,380	18,579
Enel Società per Azioni 8.75% 2073[1,6]	15,812	17,412
NRG Energy, Inc. 7.25% 2026	5,000	5,520
NRG Energy, Inc. 6.625% 2027	2,000	2,160
Southern California Edison Co. 4.875% 2049	6,580	6,992
Talen Energy Corp. 4.60% 2021	1,887	1,835
Talen Energy Corp. 9.50% 2022[1]	63,530	68,612
Talen Energy Corp. 6.50% 2025	7,190	6,363
Talen Energy Corp. 10.50% 2026[1]	44,545	46,639
TEX Operations Co. LLC, Term Loan B, (3-month USD-LIBOR + 2.00%) 4.499% 2023[2,3]	8,482	8,401
Vistra Operations Co. LLC 5.50% 2026[1]	4,810	5,014
		417,855
Real estate 2.41%
Communications Sales & Leasing, Inc. 6.00% 2023[1]	3,750	3,564
Communications Sales & Leasing, Inc. 7.125% 2024[1]	3,525	3,049
Equinix, Inc. 5.75% 2025	5,450	5,671
Equinix, Inc. 5.875% 2026	11,900	12,566
Equinix, Inc. 5.375% 2027	41,580	43,659
Five Point Holdings LLC 7.875% 2025[1]	11,600	11,136
Gaming and Leisure Properties, Inc. 4.375% 2021	3,500	3,559
Gaming and Leisure Properties, Inc. 5.375% 2026	1,096	1,148
Howard Hughes Corp. 5.375% 2025[1]	75,685	75,685
American High-Income Trust — Page 12 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Iron Mountain Inc. 6.00% 2023	$ 2,500	$ 2,575
Iron Mountain Inc. 5.75% 2024	53,200	53,865
Iron Mountain Inc. 4.875% 2027[1]	26,816	25,877
Iron Mountain Inc. 5.25% 2028[1]	28,754	28,035
iStar Inc. 6.00% 2022	7,250	7,295
Medical Properties Trust, Inc. 5.00% 2027	17,000	17,340
Realogy Corp. 5.25% 2021[1]	6,225	6,280
Realogy Corp. 4.875% 2023[1]	38,130	35,652
Realogy Corp. 9.375% 2027[1]	40,885	41,958
SBA Communications Corp. 4.00% 2022	9,550	9,632
SBA Communications Corp. 4.875% 2022	6,775	6,885
		395,431
Consumer staples 1.83%
Avon Products, Inc. 7.875% 2022[1]	15,855	16,509
B&G Foods, Inc. 4.625% 2021	11,050	11,064
B&G Foods, Inc. 5.25% 2025	57,095	54,954
Central Garden & Pet Co. 6.125% 2023	4,300	4,510
Cott Beverages Inc. 5.50% 2025[1]	21,125	21,389
Darling Ingredients Inc. 5.375% 2022	9,250	9,423
Darling Ingredients Inc. 5.25% 2027[1]	3,630	3,691
Energizer Holdings, Inc. 6.375% 2026[1]	12,870	13,224
Energizer Holdings, Inc. 7.75% 2027[1]	12,860	13,744
Energizer SpinCo Inc. 5.50% 2025[1]	5,600	5,565
First Quality Enterprises, Inc. 5.00% 2025[1]	16,960	16,537
First Quality Finance 4.625% 2021[1]	8,575	8,596
Lamb Weston Holdings, Inc. 4.625% 2024[1]	12,690	12,849
Post Holdings, Inc. 5.50% 2025[1]	10,000	10,150
Post Holdings, Inc. 8.00% 2025[1]	8,400	9,009
Post Holdings, Inc. 5.00% 2026[1]	31,760	31,006
Post Holdings, Inc. 5.625% 2028[1]	24,460	24,368
Prestige Brands International Inc. 5.375% 2021[1]	9,714	9,823
Spectrum Brands Inc. 6.625% 2022	1,750	1,795
Spectrum Brands Inc. 6.125% 2024	4,750	4,821
Spectrum Brands Inc. 5.75% 2025	3,000	3,037
TreeHouse Foods, Inc. 4.875% 2022	2,000	2,032
TreeHouse Foods, Inc. 6.00% 2024[1]	10,975	11,428
		299,524
Total corporate bonds & notes		14,914,684
U.S. Treasury bonds & notes 0.24% U.S. Treasury 0.24%
U.S. Treasury 3.125% 2019[11]	40,000	40,034
Municipals 0.01% Puerto Rico 0.01%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	1,780	1,715
Total municipals		1,715
Total bonds, notes & other debt instruments (cost: $15,355,395,000)		14,956,433
American High-Income Trust — Page 13 of 17

unaudited
Convertible bonds 0.59% Communication services 0.32%	Principal amount (000)	Value (000)
DISH DBS Corp., convertible notes, 3.375% 2026	$ 38,195	$ 32,542
Gogo Inc., convertible notes, 3.75% 2020	2,192	2,137
Gogo Inc., convertible notes, 6.00% 2022[1]	18,450	17,955
		52,634
Energy 0.11%
Chesapeake Energy Corp., convertible notes, 5.50% 2026	7,500	6,968
Weatherford International PLC, convertible notes, 5.875% 2021	6,000	4,875
Whiting Petroleum Corp., convertible notes, 1.25% 2020	5,500	5,330
		17,173
Health care 0.07%
Teva Pharmaceutical Finance Co. BV, Series C, convertible bonds, 0.25% 2026	11,910	11,040
Industrials 0.06%
Fortive Corp., convertible notes, 0.875% 2022[1]	9,850	10,378
Information technology 0.03%
Euronet Worldwide, convertible notes, 0.75% 2049[1,8]	4,915	5,306
Total convertible bonds (cost: $102,067,000)		96,531
Convertible stocks 0.31% Industrials 0.26%	Shares
Associated Materials, LLC, 14.00% convertible preferred 2020[9,10]	43,400	43,256
Health care 0.04%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	5,424	5,711
Utilities 0.01%
American Electric Power Co., Inc. 6.125% convertible preferred 2022	45,300	2,331
Total convertible stocks (cost: $49,441,000)		51,298
Common stocks 1.03% Health care 0.35%
Advanz Pharma Corp.[7,8,12]	2,244,779	39,014
Advanz Pharma Corp.[7,12]	434,451	7,551
Rotech Healthcare Inc.[7,8,9,10,12]	1,916,276	11,498
		58,063
Energy 0.29%
Ascent Resources - Utica, LLC, Class A7,8,9,10,12	90,532,504	19,917
Tribune Resources, Inc.[7,9,12]	6,028,136	16,879
White Star Petroleum Corp., Class A7,8,9,10,12	24,665,117	8,633
Southwestern Energy Co.[12]	229,524	1,076
Denbury Resources Inc.[12]	60,000	123
Petroplus Holdings AG9,10,12	3,360,000	— [13]
		46,628
American High-Income Trust — Page 14 of 17

unaudited
Common stocks (continued) Industrials 0.25%	Shares	Value (000)
CEVA Logistics AG12	1,375,159	$ 41,362
NCI Building Systems, Inc.[1,8,9,12]	46,895	271
		41,633
Communication services 0.08%
Cumulus Media Inc., Class B9,12	376,995	6,790
Cumulus Media Inc., Class A12	310,239	5,587
Frontier Communications Corp.[12]	93,331	186
Adelphia Recovery Trust, Series Arahova[9,10,12]	1,773,964	7
Adelphia Recovery Trust, Series ACC-1[9,10,12]	10,643,283	5
		12,575
Utilities 0.06%
Vistra Energy Corp.	379,690	9,883
Information technology 0.00%
Corporate Risk Holdings I, Inc.[9,10,12]	2,380,355	279
Corporate Risk Holdings Corp.[8,9,10,12]	12,035	1
		280
Total common stocks (cost: $269,949,000)		169,062
Rights & warrants 0.01% Energy 0.01%
Tribune Resources, Inc., Class A, warrants, expire 2023[7,9,10,12]	2,032,968	498
Tribune Resources, Inc., Class B, warrants, expire 2023[7,9,10,12]	1,581,198	287
Tribune Resources, Inc., Class C, warrants, expire 2023[7,9,10,12]	1,480,250	208
Ultra Petroleum Corp., warrants, expire 2025[12]	1,053,850	158
		1,151
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[9,10,12]	616,536	— [13]
Communication services 0.00%
Liberman Broadcasting, Inc., warrants, expire 2022[8,9,10,12]	10	— [13]
Total rights & warrants (cost: $572,000)		1,151
Short-term securities 5.58% Money market investments 5.58%
Capital Group Central Cash Fund	9,151,280	914,945
Total short-term securities (cost: $915,041,000)		914,945
Total investment securities 98.67% (cost: $16,692,465,000)		16,189,420
Other assets less liabilities 1.33%		218,312
Net assets 100.00%		$16,407,732
American High-Income Trust — Page 15 of 17

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 3/31/2019 (000)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	$ 69,600	$(4,626)	$ (4,216)	$ (410)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	426,275	(7,570)	(7,021)	(549)
					$(11,237)	$(959)
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,032,012,000, which represented 55.05% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,059,865,000, which represented 6.46% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Step bond; coupon rate may change at a later date.
[7]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $266,449,000, which represented 1.62% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $7,029,000, which represented .04% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Amount less than one thousand.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017-2/5/2018	$ 159,710	$ 159,710.97%
Blackstone CQP Holdco LP 6.00% 2021	8/9/2017	18,400	18,400.11
Advanz Pharma Corp.	8/31/2018	28,414	39,014.24
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	4,340	19,917.12
Rotech Healthcare Inc.	9/26/2013	41,128	11,498.07
White Star Petroleum Corp., Class A	6/30/2016	16,491	8,633.05
Euronet Worldwide, convertible notes, 0.75% 2049	3/14/2019-3/19/2019	5,096	5,306.04
NCI Building Systems, Inc.	11/16/2018	990	271.00
Corporate Risk Holdings Corp.	8/31/2015	—	1.00
Liberman Broadcasting, Inc., warrants, expire 2022	11/26/2014	—	—	.00
Total private placement securities		$274,569	$262,750	1.60%
Key to abbreviations and symbol
Auth. = Authority
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars
American High-Income Trust — Page 16 of 17

unaudited
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-021-0519O-S66072	American High-Income Trust — Page 17 of 17